Other Income (Expenses), Net - Other Income (Expenses), Net from Continuing and Discontinued Operations (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Component of Other Income, Nonoperating [Abstract]
Other income (expense), net	$ 436,304	$ 1,571,579	$ (76,501)
Continuing Operations [Member]
Component of Other Income, Nonoperating [Abstract]
Other income (expense), net	2,396,789	583,315	1,124,478
Discontinued Operations [Member]
Component of Other Income, Nonoperating [Abstract]
Other income (expense), net	$ (1,960,485)	$ 988,264	$ (1,200,979)